Schedule of lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LeaseLineitem [Line Items]
Balance, June 30, 2023	$ 1,142	$ 173
Additions from acquisition (note 19)	7,043
Additions	33	1,063
Modifications	(17)
Payments	(981)	(154)
Interest accretion	461	60
Balance, June 30, 2024	7,681	1,142
Current	991	149
Non-current	6,690	993
Balance, June 30, 2024	7,681	1,142
Office equipment [member]
LeaseLineitem [Line Items]
Balance, June 30, 2023	230	173
Additions from acquisition (note 19)
Additions		116
Modifications	(17)
Payments	(114)	(81)
Interest accretion	15	22
Balance, June 30, 2024	114	230
Current	94	96
Non-current	20	134
Balance, June 30, 2024	114	230
Vehicles [member]
LeaseLineitem [Line Items]
Balance, June 30, 2023
Additions from acquisition (note 19)
Additions	33
Modifications
Payments	(10)
Interest accretion	2
Balance, June 30, 2024	25
Current	11
Non-current	14
Balance, June 30, 2024	25
IPP facilities [member]
LeaseLineitem [Line Items]
Balance, June 30, 2023	912
Additions from acquisition (note 19)	7,043
Additions		947
Modifications
Payments	(857)	(73)
Interest accretion	444	38
Balance, June 30, 2024	7,542	912
Current	886	53
Non-current	6,656	859
Balance, June 30, 2024	$ 7,542	$ 912